Disclosure About Oil and Gas Producing Activities (Unaudited) (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves Future Net Cash Flows Abstract
Future cash inflows	$ 5,812,234	$ 6,312,095	$ 27,331,391
Future production costs	(2,665,082)	(3,006,265)	(8,627,657)
Future development costs	(355,923)	(358,848)	(3,859,385)
Future income taxes	0	0	(3,898,355)
Future net cash flows	2,791,229	2,946,982	10,945,994
Discount at 10%	(1,100,283)	(1,081,333)	(5,712,511)
Standardized measure of discounted future net cash flows	$ 1,690,946	$ 1,865,649	$ 5,233,483	$ 3,187,969